Income Taxes - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Effective Income Tax Rate [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	(10.80%)	(23.00%)	(25.00%)
Effect of change in valuation allowance	(7.40%)	(2.00%)	0.00%
Total	6.80%	0.00%	0.00%